SemiAnnual Report
march 31, 2002

Thornburg Limited Term Income Funds
All data as of 3/31/02

Fund Facts        Thornburg Limited Term Income Fund
                                        A Shares   C Shares  I Shares
SEC Yield                               4.64%       4.29%      4.64
NAV                                    $12.10      $12.08     12.10
Max. Offering Price                    $12.28      $12.08     12.10

Total returns     (Annual Average - After Subtracting Maximum Sales Charge)

One Year                                2.25%       3.46%      4.12
Five Year                               5.62%       5.53%      6.26
Since Inception                         5.92%       5.95%      6.63
          Inception Date             (10/1/1992)  (9/1/1994) (7/5/1996)

Fund Facts

Thornburg Limited Term U.S. Government Fund*
                                     A Shares      C Shares    I Shares
SEC Yield                              4.31%         3.97%       4.31%
NAV                                  $12.43        $12.51      $12.43
Max. Offering Price                  $12.62        $12.51      $12.43

Total returns     (Annual Average - After Subtracting Maximum Sales Charge)

One Year                              3.00%         4.24%       5.04%
Five Year                             5.81%         5.72%       6.51%
Ten Year                              5.79%          N/A        N/A
Since Inception                       6.67%         5.74%       6.53%
             Inception Date       (11/16/1987)   (9/1/1994) (7/5/1996)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds' Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

March 31, 2002

Dear Fellow Shareholder,

I am pleased to present the Semiannual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six-month period ending March 31, 2002. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.10. If you were invested for the entire period, you received dividends of 31.8 cents per share. If you reinvested your dividends, you received 32.1 cents per share. Investors who owned C shares received 29.2 and 29.5 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.43. If you were invested for the entire period, you received dividends of 28.7 cents per share. If you reinvested your dividends, you received 28.9 cents per share. Investors who owned C shares received 26.5 and 26.7 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

Since September, there have been a number of credit events in the corporate bond market. In addition to the bankruptcies that have been well-publicized, some very well known names have been punished for complicated balance sheets and dependence upon the short-term debt markets. Some of these corporations deserved to have to pay higher interest rates to borrow; some did not. These credit events help to underscore the need for diversification in your portfolio. The Thornburg Limited Term Income Fund has over 200 positions in its portfolio to help protect against any single credit event from devastating your return.

Interest rates have moved up about 1% on the 5 year Treasury in the last 6 months. Longer maturity bonds have higher yields as well. But money market instruments are significantly lower in yield than in September. Bond market participants are expecting the Fed to raise short-term interest rates at some point this year, but the timing of that move is in debate. Recently, the market believed the Fed move would happen immediately, but the market has since moved the date of a Fed tightening to later this summer. Economic reports have been mixed, but generally show an economy that is over the worst and on the way to recovery. The U. S. Consumer has continued to spend and has kept this recession mild so far. However, until corporations start to spend money on infrastructure and start to hire more workers, the economy will probably remain in a slow growth mode after an initial inventory rebuilding. This probably means that the Fed will wait until signs show that this recovery is well under way before they start to raise rates. And they will probably raise rates slowly so as to not jeopardize the recovery.

The short to intermediate sectors of the fixed income market should do reasonably well in this environment. The 2 to 5 year segment of the yield curve already has priced in a Fed tightening of 100 basis points (1 percent). The longer it takes for the Fed to move, the more attractive this segment of the curve looks. As the economic recovery takes hold, corporations should be able to improve their balance sheets and income statements. Credit spreads should continue to tighten if this scenario comes true.

Regardless of the direction of interest rates, we believe your funds are well positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Money Market Funds average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.



Steven J. Bohlin
Managing Director

Thornburg Investment Trust

March 31, 2002
(unaudited)

                                             Limited Term U.S.     Limited Term
                                             Government Fund        Income Fund

ASSETS
Investments at value (cost $126,176,525 ......
and $119,584,540,$respectively)
                                                    128,748,376     $119,782,619
Cash .........................................           96,965          329,197
Receivable for investments sold ..............           90,480          152,398
Principal receivable .........................           48,174                0
Receivable for fund shares sold ..............          132,916        1,626,313
Interest receivable ..........................        1,261,019        1,847,284
Prepaid expenses and other assets ............           23,324           30,875
         Total Assets ........................      130,401,254      123,768,686

LIABILITIES
Payable for fund shares redeemed .............           12,216          223,328
Accounts payable and accrued expenses ........           71,865          253,855
Payable to investment adviser (Note 3) .......           55,811           60,753
Dividends payable ............................          120,469          137,890
         Total Liabilities ...................          260,361          675,826

NET ASSETS ...................................     $130,140,893     $123,092,860

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($109,736,237 and $78,927,160 applicable to 8,826,927 and 6,524,642 shares of
beneficial interest outstanding - Note 4)       $        12.43    $        12.10

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share)
                                                          0.19              0.18
Maximum Offering Price Per Share                 $        12.62   $        12.28

Class C Shares:
Net asset value and offering price per share * ($15,771,580 and $18,918,151 applicable to 1,260,779 and 1,566,371 shares of beneficial
interest outstanding - Note 4)                  $        12.51    $        12.08

Class I Shares:
Net asset value, offering and redemption price per share ($4,633,076 and $25,247,549 applicable to 372,746 and 2,086,984 shares of beneficial interest
outstanding - Note 4)                            $        12.43   $        12.10



* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements.

Statements of operations

Thornburg Investment Trust

Six Months Ended March 31, 2002
(unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized
of $168,022 and $126,746, respectively) ........    $ 3,494,214     $ 3,349,118

EXPENSES:
Investment advisory fees (Note 3) ..............        238,126         273,913
Administration fees (Note 3) ...................
         Class A Shares                                  67,644          42,682
         Class C Shares ........................          9,120          10,394
         Class I Shares ........................          1,045           6,161
Distribution and service fees (Note 3) .........    Class A Shares      129,876
                                                                         75,120
         Class C Shares ........................         73,222          83,443
Transfer agent fees (Note 3) ...................    Class A Shares       34,802
                                                                         26,387
         Class C Shares ........................         10,301          11,931
         Class I Shares ........................          7,504           8,555
Registration and filing fees (Note 3)
         Class A Shares ........................          5,413           6,843
         Class C Shares ........................          3,787           3,818
         Class I Shares ........................          4,506           4,523
Custodian fees .................................         35,355          41,965
Professional fees ..............................          6,051           3,479
Accounting fees ................................          3,394           2,585
Trustee fees ...................................          1,368           1,034
Other expenses .................................         45,624          16,699

         Total Expenses ........................        677,138         619,532
Less: ..........................................
Expenses reimbursed by investment advisor (Note 3)      (10,251)        (36,833)
         Distribution fees waived (Note 3) .....        (36,741)        (41,868)

                  Net Expenses .................        630,146         540,831

                  Net Investment Income ........      2,864,068       2,808,287

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized Gain (Loss) on:
Investments ......................................       (45,817)      (484,332)
Foreign currency transactions ....         .......             0           (485)
                                                         (45,817)      (484,817)

Net change in unrealized appreciation (depreciation) on:
Investments                                           (3,505,399)    (3,705,100)
Foreign currency translation .....................             0            765

                                                      (3,505,399)    (3,704,335)


Net Realized and Unrealized Gain
(Loss) on Investments ............................    (3,551,216)    (4,189,152)

Net Increase (Decrease) in Net
Assets Resulting From Operations .................   $  (687,148)   $(1,380,865)
See notes to financial statements


Statements of changes in net assets

Thornburg Limited Term U.S. Government Fund

(unaudited)

                                                Six Months Ended      Year Ended
                                                 March 31, 2002    September 30,
                                                                       2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...............    .......   $  2,864,068    $  5,439,493
Net realized gain (loss) on investments sold ..         (45,817)        (11,401)
Increase (decrease) in unrealized appreciation .     (3,505,399)      6,201,349

Net Increase (Decrease) in Net Assets Resulting
from Operations                                         (687,148)     11,629,441

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares                               (2,458,384)    (4,840,545)
         Class C Shares                                 (303,076)      (373,221)
         Class I Shares                                 (102,608)      (225,727)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares                                 7,391,906     12,233,809
         Class C Shares                                 3,493,550      7,138,955
         Class I Shares                                   762,728       (52,153)

Net Increase (Decrease) in Net Assets                   8,096,968     25,510,559

NET ASSETS:
    Beginning of period                                122,043,925    96,533,366

          End of period                $               130,140,893  $122,043,925


See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Income Fund

(unaudited)

                                               Six Months Ended      Year Ended
                                                March 31, 2002     September 30,
                                                                         2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .....     ..................   $ 2,808,287    $ 3,878,095
Net realized gain (loss) on investments sold . ...      (484,817)       244,754
Increase (decrease) in unrealized appreciation   .    (3,704,335)     3,399,215

Net Increase (Decrease) in Net Assets
 Resulting from Operations                            (1,380,865)     7,522,064

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares                               (1,747,542)    (2,331,877)
         Class C Shares                                 (390,283)      (500,316)
         Class I Shares                                 (670,550)    (1,045,902)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares                               25,524,355      22,367,180
         Class C Shares                                4,332,089       7,428,604
         Class I Shares                                1,872,275      11,227,285

 Net Increase (Decrease) in Net Assets                27,539,479      44,667,038

NET ASSETS:
         Beginning of period                          95,553,381      50,886,343

         End of period
  (includes distributions in excess of net investment
  income of $-0- and $84,579, respectively)     $    123,092,860   $  95,553,381


See notes to financial statements.

Notes to financial statements

Thornburg Investment Trust

March 31, 2002

NOTE 1 - ORGANIZATION

Thornburg Limited Term U.S. Government Fund (the "Government Fund") and Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both the service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to service and distribution fees, administrative fees and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for Federal income taxes is required. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gains distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds is declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S.
dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the six months ended March 31, 2002, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the six months ended March 31, 2002, the Adviser voluntarily reimbursed certain class specific expenses of $ -0- and $23,321 for Class A shares, $-0-and $2,706 for Class C shares, and $10,251 and $10,806 for Class I shares of the Government Fund and Income Fund, respectively.

The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six months ended March 31, 2002, the Distributor has advised the Funds that they earned net commissions aggregating $1,274 and $2,186 from the sales of Class A shares of the Government and Income Fund, respectively, and collected contingent deferred sales charges aggregating $3,969 and $3,699 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of each Fund's shares.

The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the six months ended March 31, 2002 are set forth in the statement of operations. Distribution fees of $36,741 and $41,868 for Class C shares of the Government Fund and Income Fund, were waived.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.


Notes to financial statements . . . continued

Thornburg Investment Trust

Note  4- Shares of Beneficial Interest

At March 31, 2002, there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $135,477,198 and $125,426,681 for the Government Fund and Income Fund, respectively. Transactions in shares of beneficial interest were as follows:

Thornburg Government Fund

                            Six Months Ended                    Year Ended
                             March 31, 2002                 September 30, 2001
                         Shares        Amount            Shares          Amount

Class A Shares
Shares sold ..........$1,952,983    $ 24,797,464       3,462,215   $ 43,097,047
Shares issued to
shareholders in
reinvestment of
dividends                143,646        1,812,52         272,919      3,382,574
Shares repurchased .  (1,519,290)    (19,218,083)     (2,766,797)   (34,245,812)

Net Increase             577,339  $   7,391,906          968,337  $  12,233,809

Class C Shares
Shares sold              575,827  $   7,341,285           663,591 $   8,342,934
Shares issued to
shareholders in
reinvestment of
dividends                 20,407        259,016            24,643       308,091
Shares repurchased      (324,204)    (4,106,751)         (120,986)   (1,512,070)

Net Increase             272,030  $   3,493,550           567,248  $  7,138,955

Class I Shares
Shares sold               96,077   $  1,213,531           106,387  $  1,323,732
Shares issued to
shareholders in
reinvestment of
dividends                  7,160         90,327            16,533       204,801
Shares repurchased       (43,145)      (541,130)         (127,740)   (1,580,686)

Net Increase (Decrease)   60,092   $    762,728           ( 4,820) $  ( 52,153)

Notes to financial statements . . . continued

Thornburg Investment Trust

Note  4- Shares of Beneficial Interest . . . continued

Thornburg Income Fund

                                  Six Months Ended                  Year Ended
                                   March 31, 2002             September 30, 2001
                     Shares          Amount         Shares              Amount
Class A Shares
Shares sold       2,638,468      $ 32,659,059     2,730,471      $   33,468,246
Shares issued to
shareholders in
reinvestment of
dividends           100,281         1,238,487       123,370           1,510,486
Shares repurchased (679,184)       (8,373,191)   (1,038,743)        (12,611,552)

Net Increase      2,059,565      $ 25,524,355     1,815,098       $  22,367,180

Class C Shares
Shares sold         652,167       $ 8,068,190       709,009        $   8,730,430
Shares issued to
shareholders in
reinvestment of
dividends            25,010           308,499        32,157             392,897
Shares repurchased (325,521)       (4,044,600)     (139,019)         (1,694,723)

Net Increase        351,656       $ 4,332,089       602,147       $   7,428,604

Class I Shares
Shares sold         647,571       $ 8,030,108     1,039,294       $  12,687,299
Shares issued to
shareholders in
reinvestment of
dividends            42,739           528,617        66,885             819,280
Shares repurchased (539,273)       (6,686,450)     (186,922)         (2,279,294)

Net Increase        151,037  $      1,872,275        919,257       $  11,227,285


Notes to financial statements . . . continued

Thornburg Investment Trust

Note 5 - Securities Transactions
For the six months ended March 31, 2002, portfolio purchase and sale transactions (excluding short-term securities) were $25,697,975 and $5,806,580 for the Government Fund and $49,439,378 and $16,190,755 for the Income Fund, respectively.

The cost of investments is the same for financial reporting and Federal income tax purposes for the Government Fund and Income Fund, respectively. At March 31, 2002, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

                                 Government Fund     Income Fund
Gross unrealized appreciation       $3,159,224       $1,870,773
Gross unrealized depreciation          587,372        1,672,694
Net unrealized appreciation         $2,571,852         $198,079


Accumulated net realized losses from securities transactions included in net assets at March 31, 2002 aggregated $7,908,157 and $2,477,939 for the Government Fund and Income Fund, respectively. At September 30, 2001, the Government Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

         Capital loss carryovers expiring in:
         2003        $4,647,000
         2004         2,026,000
         2008            17,000
         2009         1,161,000
                     $7,851,000

At September 30, 2001, the Income Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

         Capital loss carryovers expiring in:
         2003          $588,000
         2004           226,000
         2008           498,000
         2009           650,000
                     $1,962,000

At September 30, 2001, the Government Fund had deferred capital losses occurring subsequent to October 31, 2000 of $11,401. For tax purposes such losses will be reflected in the year ending September 30, 2002.

Financial highlights

Thornburg Limited Term U.S. Government Fund

                                        Six Months Ended                 Year Ended
                                            March 31,                  September 30,
                                              2002      2001      2000     1999      1998      1997

Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .   $   12.77 $   12.03 $   12.06 $   12.66 $   12.31 $   12.24

Income from investment operations:
         Net investment income .......        0.28      0.67      0.68      0.66      0.69      0.75
         Net realized and unrealized
            gain (loss) on investments       (0.34)     0.74     (0.03)    (0.60)     0.35      0.07

Total from investment operations .....       (0.06)     1.41      0.65      0.06      1.04      0.82
Less dividends from:
         Net investment income .......       (0.28)    (0.67)    (0.68)    (0.66)    (0.69)    (0.75)

Change in net asset value ............       (0.34)     0.74     (0.03)    (0.60)     0.35      0.07

Net asset value, end of period      $        12.43  $  12.77  $  12.03  $  12.06  $  12.66  $  12.31

Total return (a)                            (0.43)%   12.02%     5.58%    0.48%      8.75%      6.86%

Ratios/Supplemental Data Ratios to
average net assets:
Net investment income                    4.54% (b)     5.39%     5.69%    5.33%      5.61%      6.09%
Expenses, after expense reductions       0.96% (b)     0.99%     0.98%    0.95%      0.97%      0.97%
Expenses, before expense reductions      0.96% (b)     0.99%     0.99%    0.95%      0.97%      0.97%

Portfolio turnover rate                  4.62%        15.23%    19.66%   19.39%     29.77%     41.10%
Net assets at end of period (000) $   109,736 $     105,348  $ 87,616  $113,215  $ 129,312 $  133,711

(a)  Sales loads are not reflected in computing total return.
(b) Annualized.

Thornburg Limited Term U.S. Government Fund

                                             March 31,                  Year Ended
                                        Six Months Ended             September 30,
                                              2002       2001       2000       1999       1998    1997

Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .   $   12.85  $   12.10  $   12.12  $   12.71  $   12.37  $ 12.29

Income from investment operations:
         Net investment income .......        0.26       0.62       0.63       0.60       0.64    0.70
         Net realized and unrealized
            gain (loss) in investments       (0.34)      0.75      (0.02)     (0.59)      0.34    0.08

Total from investment operations .....       (0.08)      1.37       0.61       0.01       0.98    0.78
Less dividends from:
         Net investment income .......       (0.26)     (0.62)     (0.63)     (0.60)     (0.64)  (0.70)

Change in net asset value ............       (0.34)      0.75      (0.02)     (0.59)      0.34    0.08

Net asset value, end of period .......   $   12.51  $   12.85  $   12.10  $   12.12  $   12.71  $ 12.37

Total return (a) ....................       (0.60)%     11.60%     5.23%       0.13%      8.19%   6.49%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income                      4.15% (b)      4.89%     5.26%      4.88%     5.16%    5.65%
Expenses, after expense reductions         1.33% (b)      1.41%     1.40%      1.40%     1.40%    1.40%
Expenses, before expense reductions        1.83% (b)      2.01%     2.11%      1.98%     2.20%    2.24%

Portfolio turnover rate                    4.62%         15.23%    19.66%     19.39%    29.77%   41.10%
Net assets
at end of period (000)          $        15,772  $      12,704   $ 5,098  $   7,516   $ 6,445  $  4,299

(a)  Sales loads are not reflected in computing total return.
(b)  Annualized.

Thornburg Limited Term U.S. Government Fund

                                         Six Months Ended                     Year Ended

                                            March 31,                      September 30,
                                             2002        2001      2000        1999       1998    1997

Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .   $   12.77  $   12.03  $   12.05  $   12.65  $   12.31  $  12.24

Income from investment operations:
Net investment income .......                 0.30       0.72       0.72       0.70       0.74      0.79
Net realized and unrealized
gain (loss) on investments                   (0.34)      0.74      (0.02)     (0.60)      0.34      0.07

Total from investment operations .....       (0.04)      1.46       0.70       0.10       1.08      0.86
Less dividends from:
         Net investment income .......       (0.30)     (0.72)     (0.72)     (0.70)     (0.74)    (0.79)

Change in net asset value ............       (0.34)      0.74      (0.02)     (0.60)      0.34      0.07

Net asset value, end of period .......   $   12.43  $   12.77  $   12.03  $   12.05  $   12.65  $   12.31

Total return .........................       (0.25)%    12.45%      6.07%     0.82%      9.06%      7.26%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income               4.91% (a)   5.79%      6.06%     5.69%      6.01%      6.35%
         Expenses, after expense reductions  0.60% (a)   0.61%      0.60%     0.60%      0.60%      0.60%
         Expenses, before expense reductions 1.09% (a)   1.21%      1.08%     1.06%      1.18%      6.57%

Portfolio turnover rate                      4.62%      15.23%     19.66%    19.39%     29.77%     41.10%
Net assets
at end of period (000)     $                4,633   $   3,992   $  3,819  $  5,612   $  2,250   $   5,263

(a) Annualized.

Thornburg Limited Term Income Fund

                                        Six Months Ended                  Year Ended
                                           March 31,                    September 30,

                                             2002       2001       2000       1999       1998     1997

Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period .   $   12.55  $   11.89  $   11.93  $   12.50  $   12.37  $  12.23

Income from investment operations:
Net investment income .......                 0.31       0.73       0.73       0.69       0.72      0.76
Net realized and unrealized
gain (loss) on investments                   (0.45)      0.66      (0.04)     (0.57)      0.13      0.14

Total from investment operations .....       (0.14)      1.39       0.69       0.12       0.85       0.90
Less dividends from:
Net investment income .......                (0.31)     (0.73)     (0.73)     (0.64)     (0.72)    (0.76)
Return of capital ...........                   --         --         --      (0.05)       --        --

Change in net asset value ............       (0.45)      0.66      (0.04)     (0.57)      0.13      0.14

Net asset value, end of period .......   $    12.10  $   12.55  $   11.89  $  11.93  $   12.50  $  12.37

Total return (a) .....................       (1.08)%     12.05%     6.05%      1.02%     7.08%     7.56%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income                      5.11% (b)      5.94%     6.21%      5.68%     5.81%     6.16%
Expenses, after expense reductions         0.99% (b)      1.00%     0.99%      0.99%     1.00%     1.00%
Expenses, before expense reductions        1.06% (b)      1.16%     1.21%      1.19%     1.22%     1.27%

Portfolio turnover rate                   15.05%         20.54%    59.46%     48.50%    41.01%    13.87%
Net assets
at end of period (000)                   $78,927     $  56,036  $ 31,520  $  41,050  $ 35,866  $  31,281

(a)  Sales loads are not reflected in computing total return.
(b)  Annualized.

Thornburg Limited Term Income Fund

                                        Months Ended                    Year Ended
                                          March 31,                    September 30,
                                            2002      2001        2000       1999       1998     1997

Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   12.53  $   11.87  $   11.91  $   12.47  $   12.34  $  12.20

Income from investment operations:
         Net investment income .....        0.29       0.68       0.68       0.64       0.66      0.71
         Net realized and unrealized
         gain (loss) in investments        (0.45)      0.66      (0.04)     (0.56)      0.13      0.14

Total from investment operations ...       (0.16)      1.34       0.64       0.08       0.79      0.85
Less dividends from:
         Net investment income .....       (0.29)     (0.68)     (0.68)     (0.59)     (0.66)    (0.71)
         Return of capital .........         --         --         --       (0.05)   --        --

Change in net asset value ..........       (0.45)      0.66      (0.04)     (0.56)      0.13      0.14

Net asset value, end of period .....   $   12.08  $   12.53  $   11.87  $   11.91  $   12.47  $  12.34

Total return (a) ...................       (1.29)%    11.61%      5.62%     0.68%      6.65%     7.13%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ....                   4.69% (b)  5.52%     5.81%     5.28%      5.40%     5.76%
Expenses, after expense reductions           1.40% (b)  1.41%     1.40%     1.40%      1.40%     1.40%
Expenses, before expense reductions          1.93% (b)  2.13%     2.26%     2.22%      2.30%     2.44%

Portfolio turnover rate .........           15.05%     20.54%    59.46%    48.50%     41.10%    13.87%
Net assets
at end of period (000) ............$        18,918  $ 15,219 $   7,272  $  7,528  $   7,147  $  5,382

(a)  Sales loads are not reflected in computing total return.
(b)  Annualized.

Thornburg Limited Term Income Fund

                                       Six Months Ended                   Year Ended

                                           March 31,                     September 30,
                                            2002       2001       2000      1999       1998       1997

Class I Shares:
Per Share Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   12.55  $   11.90  $   11.93  $   12.50  $   12.36  $   12.23

Income from investment operations:
         Net investment income .....        0.33       0.77       0.77       0.73       0.75       0.80
         Net realized and unrealized
         gain (loss) on investments        (0.45)      0.65      (0.03)     (0.57)      0.14       0.13

Total from investment operations ...       (0.12)      1.42       0.74       0.16       0.89       0.93
Less dividends from:
         Net investment income .....       (0.33)     (0.77)     (0.77)     (0.68)     (0.75)     (0.80)
         Return of capital .........          --         --        --       (0.05)       --         --

Change in net asset value ..........       (0.45)      0.65      (0.03)     (0.57)      0.14       0.13

Net asset value, end of period .....   $   12.10  $   12.55  $   11.90  $   11.93  $   12.50  $    12.36

Total return .......................       (0.93)%    12.29%      6.46%      1.32%      7.49%      7.80%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income                    5.44% (a)     6.24%      6.54%      5.9        6.10%      6.44%
Expenses, after expense reductions       0.69% (a)     0.70%      0.69%      0.69%      0.69%      0.69%
Expenses, before expense reductions      0.78% (a)     0.89%      1.00%      1.01%      1.19%      1.98%

Portfolio turnover rate                  15.05%       20.54%     59.46%     48.50%     41.01%     13.87%
Net assets
at end of period (000)         $        25,248  $    24,298   $ 12,094  $   9,928   $  7,768   $  4,495

(a) Annualized

 Schedule of Investments
Thornburg Limited Term
U.S. Government Fund
March 31, 2002
NASDAQ SYMBOLS:  CLASS A - LTUSX, CLASS C - LTUCX  (PROPOSED), CLASS I - LTUIX (PROPOSED)
                         U.S. Government Agencies (49.70%)
900,000                  Federal Agricultural Mortgage Corporation, 5.86% due          $924,750
                         3/3/2006
200,000                  Federal Farm Credit Bank Consolidated MTNS, 5.35% due         195,312
                         12/11/2008
300,000                  Federal Farm Credit Bank Consolidated MTNS, 5.80% due         298,923
                         3/19/2009
265,000                  Federal Home Loan Bank Board, 6.55% due 3/7/2005              279,311
100,000                  Federal Home Loan Bank Board, 6.345% due 11/1/2005            104,547
95,000                   Federal Home Loan Bank Board, 5.355% due 11/29/2005           95,683
225,000                  Federal Home Loan Bank Board, 5.24% due 12/7/2005             227,214
100,000                  Federal Home Loan Bank board, 6.09% due 6/2/2006              103,500
1,000,000                Federal Home Loan Bank Board, 6.37% due 9/26/2007             1,047,190
475,000                  Federal Home Loan Bank Board, 6.075% due 1/2/2008             485,911
1,100,000                Federal Home Loan Bank Board, 5.98% due 6/18/2008             1,116,676
570,000                  Federal Home Loan Bank Board, 5.015% due 10/8/2008            547,109
1,465,000                Federal Home Loan Bank Board, 5.67% due 2/26/2009             1,452,181
3,000,000                Federal Home Loan Bank Board, 5.70% due 3/3/2009              2,980,770
199,081                  Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25%   215,690
                         due 11/1/2016
606,382                  Federal Home Loan Mortgage Corporation, Pool# 141412, 8.50%   651,594
                         due 4/1/2017
69,602                   Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75%   74,335
                         due 4/1/2008
97,953                   Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50%   104,085
                         due 5/1/2008
17,338                   Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00%   18,205
                         due 9/1/2004
5,489                    Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00%   5,545
                         due 4/1/2002
69,525                   Federal Home Loan Mortgage Corporation, Pool# 252986,         78,164
                         10.75% due 4/1/2010
73,938                   Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75%   78,598
                         due 10/1/2014
93,272                   Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00%   100,162
                         due 1/1/2010
409,032                  Federal Home Loan Mortgage Corporation, Pool# 273822, 8.50%   436,711
                         due 4/1/2009
143,726                  Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25%   152,857
                         due 5/1/2017
73,351                   Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75%   81,148
                         due 1/1/2017
31,194                   Federal Home Loan Mortgage Corporation, Pool# 298107,         35,269
                         10.25% due 8/1/2017
147,642                  Federal Home Loan Mortgage Corporation, Pool# 770297,         148,795
                         6.125% (adjustable rate) due 6/1/2018
299,144                  Federal Home Loan Mortgage Corporation, Pool# C90041, 6.50%   299,984
                         due 11/1/2013
113,543                  Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00%   122,603
                         due 4/1/2017
44,326                   Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50%   47,945
                         due 9/1/2017
509,451                  Federal Home Loan Mortgage Corporation, Pool# D37120, 7.00%   522,346
                         due 7/1/2023
297,762                  Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00%   312,063
                         due 7/1/2007
226,430                  Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50%   231,948
                         due 7/1/2008
312,572                  Federal Home Loan Mortgage Corporation, Pool# E61778, 6.50%   320,189
                         due 4/1/2008
99,228                   Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00%   102,485
                         due 5/1/2008
435,995                  Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00%   440,459
                         due 1/1/2003
1,000,000                Federal Home Loan Mortgage Corporation CMO Series 1464        1,022,810
                         Class G, 7.25% due 12/15/2021
149,364                  Federal Home Loan Mortgage Corporation CMO Series 1586        148,851
                         Class FA, 4.20% (adjustable rate) due 8/15/2007
313,177                  Federal National Mortgage Association, Pool# 008307, 8.00%    330,470
                         due 5/1/2008
61,987                   Federal National Mortgage Association, Pool# 019535, 10.25%   67,606
                         due 7/1/2008
265,811                  Federal National Mortgage Association, Pool# 033356, 9.25%    288,695
                         due 8/1/2016
12,718                   Federal National Mortgage Association, Pool# 040526, 9.25%    13,651
                         due 1/1/2017
305,792                  Federal National Mortgage Association, Pool# 044003, 8.00%    325,400
                         due 6/1/2017
253,869                  Federal National Mortgage Association, Pool# 050811, 7.50%    263,785
                         due 12/1/2012
21,836                   Federal National Mortgage Association, Pool# 058816, 9.25%    22,556
                         due 12/1/2002
10,020                   Federal National Mortgage Association, Pool# 063791, 8.25%    10,140
                         due 7/1/2002
95,048                   Federal National Mortgage Association, Pool# 064011, 9.25%    99,948
                         due 7/1/2003
170,132                  Federal National Mortgage Association, Pool# 076388, 9.25%    186,254
                         due 9/1/2018
72,413                   Federal National Mortgage Association, Pool# 077725, 9.75%    78,595
                         due 10/1/2018
829,153                  Federal National Mortgage Association, Pool# 100286, 7.50%    867,758
                         due 8/1/2009
89,083                   Federal National Mortgage Association, Pool# 112067, 9.50%    97,482
                         due 10/1/2016
307,029                  Federal National Mortgage Association, Pool# 156156, 8.50%    329,743
                         due 4/1/2021
280,488                  Federal National Mortgage Association, Pool# 190555, 7.00%    287,236
                         due 1/1/2014
249,062                  Federal National Mortgage Association, Pool# 190703, 7.00%    259,722
                         due 3/1/2009
545,161                  Federal National Mortgage Association, Pool# 190836, 7.00%    568,494
                         due 6/1/2009
372,290                  Federal National Mortgage Association, Pool# 250387, 7.00%    387,294
                         due 11/1/2010
361,914                  Federal National Mortgage Association, Pool# 250481, 6.50%    361,573
                         due 11/1/2015
274,298                  Federal National Mortgage Association, Pool# 251258, 7.00%    285,015
                         due 9/1/2007
621,184                  Federal National Mortgage Association, Pool# 251759, 6.00%    623,706
                         due 5/1/2013
1,255,269                Federal National Mortgage Association, Pool# 252648, 6.50%    1,250,951
                         due 5/1/2022
523,849                  Federal National Mortgage Association, Pool# 252787, 7.00%    539,958
                         due 8/1/2006
456,388                  Federal National Mortgage Association, Pool# 303383, 7.00%    475,922
                         due 12/1/2009
416,058                  Federal National Mortgage Association, Pool# 312663, 7.50%    438,550
                         due 6/1/2010
747,838                  Federal National Mortgage Association, Pool# 323706, 7.00%    779,845
                         due 2/1/2009
517,602                  Federal National Mortgage Association, Pool# 334996, 7.00%    538,461
                         due 2/1/2011
1,167,383                Federal National Mortgage Association, Pool# 342947, 7.25%    1,207,144
                         due 4/1/2024
209,898                  Federal National Mortgage Association, Pool# 345775, 8.50%    225,754
                         due 12/1/2024
281,913                  Federal National Mortgage Association, Pool# 373942, 6.50%    289,401
                         due 12/1/2008
1,909,649                Federal National Mortgage Association, Pool# 380488, 6.10%    1,931,780
                         due 7/1/2008
2,877,580                Federal National Mortgage Association, Pool# 380633, 6.18%    2,919,982
                         due 9/1/2008
1,778,253                Federal National Mortgage Association, Pool# 381146, 6.04%    1,789,909
                         due 1/1/2009
270,871                  Federal National Mortgage Association, Pool# 382321, 7.60%    290,847
                         due 4/1/2010
913,783                  Federal National Mortgage Association, Pool# 382450, 7.86%    990,888
                         due 6/1/2010
1,353,868                Federal National Mortgage Association, Pool# 382616, 7.40%    1,433,827
                         due 8/1/2010
1,087,508                Federal National Mortgage Association, Pool# 382709, 7.40%    1,143,928
                         due 8/1/2008
594,324                  Federal National Mortgage Association, Pool# 382712, 7.15%    620,700
                         due 6/1/2004
346,865                  Federal National Mortgage Association, Pool# 382926, 6.878%   365,616
                         due 12/1/2010
3,594,488                Federal National Mortgage Association, Pool# 383363, 6.235%   3,591,109
                         due 3/1/2011
1,840,316                Federal National Mortgage Association, Pool# 383849, 6.206%   1,896,685
                         due 8/1/2011
1,074,598                Federal National Mortgage Association, Pool# 384193, 5.758%   1,074,598
                         due 9/1/2011
639,522                  Federal National Mortgage Association, Pool# 384243, 5.693%   631,329
                         due 10/1/2011
109,718                  Federal National Mortgage Association, Pool# 400569, 6.00%    111,020
                         due 4/1/2009
638,567                  Federal National Mortgage Association, Pool# 406384, 8.25%    682,641
                         due 12/1/2024
391,000                  Federal National Mortgage Association Benchmark Note,         399,798
                         5.125% due 2/13/2004
10,835                   Federal National Mortgage Association CMO Series 1992-135     10,842
                         Class J, 7.50% due 2/25/2021
850,000                  Federal National Mortgage Association CMO Series 1992-22      880,540
                         Class HC, 7.00% due 3/25/2007
750,000                  Federal National Mortgage Association CMO Series 1993-101     784,447
                         Class PJ, 7.00% due 6/25/2008
1,000,000                Federal National Mortgage Association CMO Series 1993-112     1,031,870
                         Class EC, 7.00% due 1/25/2011
978,000                  Federal National Mortgage Association CMO Series 1993-32      985,638
                         Class H, 6.00% due 3/25/2023
1,500,000                Federal National Mortgage Association CMO Series 1993-35      1,543,125
                         Class G, 6.50% due 11/25/2006
119,048                  Federal National Mortgage Association CMO Series 1994-36      119,717
                         Class UA, 7.00% due 8/25/2023
359,299                  Government National Mortgage Association, Pool# 000623,       378,468
                         8.00% due 9/20/2016
319,541                  Government National Mortgage Association, Pool# 016944,       335,780
                         7.50% due 5/15/2007
90,871                   Government National Mortgage Association, Pool# 296697,       96,545
                         9.50% due 10/15/2005
149,400                  Government National Mortgage Association, Pool# 306636,       157,796
                         8.25% due 12/15/2006
731,083                  Government National Mortgage Association, Pool# 313403,       743,667
                         6.80% due 5/20/2023
962,492                  Government National Mortgage Association, Pool# 357090,       977,283
                         6.80% due 4/20/2025
63,388                   Government National Mortgage Association, Pool# 362865,       65,256
                         8.00% due 7/15/2003
681,849                  Government National Mortgage Association, Pool# 369693,       713,166
                         7.00% due 1/15/2009
350,664                  Government National Mortgage Association, Pool# 409921,       371,044
                         7.50% due 8/15/2010
218,618                  Government National Mortgage Association, Pool# 410240,       228,727
                         7.00% due 12/15/2010
297,620                  Government National Mortgage Association, Pool# 410271,       314,918
                         7.50% due 8/15/2010
333,212                  Government National Mortgage Association, Pool# 410846,       348,620
                         7.00% due 12/15/2010
280,830                  Government National Mortgage Association, Pool# 430150,       290,923
                         7.25% due 12/15/2026
636,150                  Government National Mortgage Association, Pool# 447040,       668,059
                         7.75% due 5/15/2027
516,205                  Government National Mortgage Association, Pool# 453928,       527,494
                         7.00% due 7/15/2017
170,514                  Government National Mortgage Association, Pool# 780063,       178,346
                         7.00% due 9/15/2008
678,393                  Government National Mortgage Association, Pool# 780448,       698,318
                         6.50% due 8/15/2011
200,000                  Government National Mortgage Association Guaranteed Remic     204,812
                         Trust Series 1998-10, Class CG, 6.50% due 8/20/2022
2,000,000                Private Export Funding Corporation Secured Note Series M,     2,018,076
                         5.34% due 3/15/2006
2,188,488                United States Government General Services, 7.62% due          2,363,567
                         9/15/2010

                         Total U.S. Government Agencies (Cost $61,845,862)             64,024,728

3,000,000                Federal Home Loan Bank Board, 5.985% due 4/9/2009             3,031,701

                         Total                (Cost $2,973,667)                        3,031,701

                         United States Treasury (47.90%)
3,836,490                United States Treasury Inflation Indexed Notes, 3.625% due    3,937,198
                         1/15/2008
12,209,760               United States Treasury Inflation Indexed Notes, 3.50% due     12,377,644
                         1/15/2011
4,100,000                United States Treasury Notes, 6.25% due 2/15/2003             4,226,198
5,500,000                United States Treasury Notes, 3.875% due 7/31/2003            5,556,705
1,500,000                United States Treasury Notes, 5.75% due 8/15/2003             1,552,260
7,750,000                United States Treasury Notes, 7.25% due 5/15/2004             8,293,740
3,700,000                United States Treasury Notes, 7.25% due 8/15/2004             3,974,614
1,900,000                United States Treasury Notes, 6.50% due 5/15/2005             2,018,446
3,000,000                United States Treasury Notes, 5.625% due 2/15/2006            3,105,480
5,500,000                United States Treasury Notes, 4.625% due 5/15/2006            5,478,495
2,000,000                United States Treasury Notes, 7.00% due 7/15/2006             2,168,740
4,000,000                United States Treasury Notes, 6.125% due 8/15/2007            4,203,120
2,700,000                United States Treasury Notes, 6.00% due 8/15/2009             2,808,837
1,000,000                United States Treasury Notes, 5.75% due 8/15/2010             1,021,410
1,000,000                United States Treasury Notes, 5.00% due 2/15/2011             969,060

                         Total United States Treasury (Cost $61,356,996)               61,691,947

                         TOTAL INVESTMENTS  (100%) (Cost $126,176,525)                 $ 128,748,376
                         *Treasury Inflation protection bond.
                         See notes to unaudited financial statements.

 Schedule of Investments
Thornburg Limited Term
Income Fund
CUSIPS: CLASS A -885-215-509, CLASS C -885-215-764, CLASS I -885-215-681NASDAQ SYMBOLS: CLASSA - THIFX, CLASS C -
THICX  (PROPOSED),CLASS I - THIIX(PROPOSED)

U.S. TREASURY SECURITIES - 12.20%
3,288,420                United States Treasury Inflation Indexed Notes, 3.625%   Aaa/AAA          $3,374,741
                         due 1/15/2008
500,000                  United States Treasury Notes, 6.375% due 8/15/2002       Aaa/AAA          508,280
100,000                  United States Treasury Notes, 6.25% due 2/15/2003        Aaa/AAA          103,078
1,100,000                United States Treasury Notes, 6.50% due 5/15/2005        Aaa/AAA          1,168,574
4,500,000                United States Treasury Notes, 4.625% due 5/15/2006       Aaa/AAA          4,482,405
1,500,000                United States Treasury Notes, 4.75% due 11/15/2008       Aaa/AAA          1,461,330
2,500,000                United States Treasury Notes, 5.75% due 8/15/2010        Aaa/AAA          2,553,525
1,000,000                United States Treasury Notes, 5.00% due 2/15/2011        Aaa/AAA          969,060

                         Total U.S. Treasury Securities                                            14,620,993

U. S. GOVERNMENT
AGENCIES - 5.10%
420,000                  Export Funding Trust Series 1994 A Pass Through          Aaa/AAA          445,717
                         Certificate, 7.89% due 2/15/2005
200,000                  Federal Farm Credit Bank Consolidated, 5.96% due         Aaa/AAA          202,812
                         6/16/2008
100,000                  Federal Home Loan Bank Board, 5.38% due 11/24/2003       Aaa/AAA          102,844
85,000                   Federal Home Loan Bank Board, 5.985% due 4/9/2009        Aaa/AAA          85,451
75,000                   Federal Home Loan Bank Board Consolidated Bond, 5.365%   Aaa/AAA          73,359
                         due 12/11/2008
50,000                   Federal Home Loan Banks Consolidated Bond, 6.00% due     Aaa/AAA          51,914
                         8/25/2005
75,000                   Federal Home Loan Banks Preassign 885, 5.785% due        Aaa/AAA          75,457
                         4/14/2008
200,000                  Federal Home Loan Mortgage Corp., 5.038% due             Aaa/AAA          192,188
                         10/14/2008
55,373                   Federal Home Loan Mortgage Corp., Pool# 850082, 9.00%    Aaa/AAA          57,855
                         due 10/1/2005
300,000                  Federal Home Loan Mortgage Corp. Consolidated Bond,      Aaa/AAA          302,298
                         5.835% due 7/15/2008
250,000                  Federal Home Loan Mortgage Corp. Consolidated Bond,      Aaa/AAA          240,898
                         5.085% due 10/7/2008
353,906                  Federal National Mortgage Association, Pool# 020155,     Aaa/AAA          357,498
                         7.491% due 8/1/2014
479,695                  Federal National Mortgage Association, Pool# 073780,     Aaa/AAA          495,267
                         6.87% due 11/1/2003
458,987                  Federal National Mortgage Association, Pool# 190534,     Aaa/AAA          464,435
                         6.00% due 12/1/2008
96,696                   Federal National Mortgage Association, Pool# 297033,     Aaa/AAA          101,802
                         8.00% due 12/1/2009
285,703                  Federal National Mortgage Association, Pool# 303777,     Aaa/AAA          297,217
                         7.00% due 3/1/2011
593,179                  Federal National Mortgage Association, Pool# 382398,     Aaa/AAA          645,823
                         8.00% due 5/1/2011
1,238,896                Federal National Mortgage Association, Pool# 383398,     Aaa/AAA          1,271,364
                         5.992% due 4/1/2011
62,272                   Federal National Mortgage Association CMO Series G94-7   Aaa/AAA          62,213
                         B, 7.50% due 5/17/2024
355,889                  Government National Mortgage Association, Pool#          Aaa/AAA          380,576
                         003007, 8.50% due 11/20/2015
44,843                   Government National Mortgage Association, Pool#          Aaa/AAA          45,222
                         827148, 6.375% due 2/20/2024
106,715                  United States Department Veteran Affairs, 7.50% due      NA/NA            107,948
                         12/15/2018

                         Total U. S. Government Agencies                                           6,060,158

ASSET BACKED
SECURITIES - 0.70%
162,636                  Chase Mortgage Finance Trust, 6.25% due 7/25/2014        NA/AAA           161,823
622,811                  Household Automotive Trust V, 7.34% due 11/17/2004       Aaa/AAA          639,293

                         Total Asset Backed Securities                                             801,116

CORPORATE BONDS -
58.60%
AIR TRAVEL
467,411                  Delta Air Lines Inc. EETC Series 2001 1 Class A,         A3/NR            463,741
                         6.619% due 3/18/2011
702,230                  US Air Inc. EETC, 7.50% due 4/15/2008                    NA/BBB-          566,945
70,000                   US Air Inc. EETC, 8.02% due 2/5/2019                     Aaa/AAA          71,828

                                                                                                   1,102,514
AUTOMOBILES
250,000                  Toyota Motor Corp, 6.25% due 7/22/2002                   Aaa/AAA          252,688

BANKS
400,000                  Capital One Bank Senior Notes, 6.70% due 5/15/2008       Baa2/BBB-        369,660
700,000                  HSBC USA Inc., 8.375% due 2/15/2007                      A2/A+            766,344
500,000                  Keycorp, 8.00% due 7/1/2004                              A3/BBB+          536,445
1,000,000                Mercantile Bancorp, 7.30% due 6/15/2007                  A2/A-            1,052,749
500,000                  Northern Trust Company Bank Medium Term Note, 6.25%      A1/A+            502,757
                         due 6/2/2008
95,000                   PNC Funding Corp., 6.875% due 7/15/2007                  A3/BBB+          97,880
200,000                  UCFC Loan Trust, 5.96% due 5/15/2020                     Aaa/AAA          204,431
385,000                  US Bank Minnesota, 5.625% due 11/30/2005                 Aa3/A+           385,021
400,000                  US Bank Minnesota, 6.30% due 7/15/2008                   A1/A             402,340

                                                                                                   4,317,627
CHEMICALS
500,000                  Chevron Phillips Chemical, 7.00% due 3/15/2011           Baa1/BBB+        489,615
350,000                  Dow Chemical Co., 5.75% due 12/15/2008                   A1/A             335,565
200,000                  Du Pont E I De Nemours & Co., 8.25% due 9/15/2006        Aa3/AA-          222,499
250,000                  Hoechst Celanese Corp., 6.125% due 2/1/2004              Baa2/NR          257,096
200,000                  Hoechst Celanese Corp., 7.125% due 3/15/2009             Baa2/A+          204,311

                                                                                                   1,509,086
COMPUTERS & BUSINESS
EQUIPMENT
275,000                  Computer Associates International Inc., 6.25% due        Baa2/BBB+        262,507
                         4/15/2003
300,000                  Computer Sciences Corp., 6.25% due 3/15/2009             A2/A             292,454
800,000                  Computer Sciences Corp., 7.375% due 6/15/2011            A2/A             827,550
900,000                  First Data Corp., 5.625% due 11/1/2011                   A1/A+            857,975
500,000                  International Business Machine, 4.875% due 10/1/2006     A1/A+            487,329
900,000                  Oracle Corp., 6.72% due 2/15/2004                        A3/A-            937,599
1,250,000                Sun Microsystems Inc., 7.50% due 8/15/2006               Baa1/BBB+        1,288,672

                                                                                                   4,954,086
CONSTRUCTION MATERIALS
75,000                   Lafarge Corp., 6.375% due 7/15/2005                      Baa1/BBB+        76,439

COSMETICS & TOILETRIES
2,000,000                Gillette Co., 4.00% due 6/30/2005                        Aa3/AA-          1,958,690

CONSUMER PRODUCTS
900,000                  Nike Inc., 5.50% due 8/15/2006                           A2/A             888,682
800,000                  Sears Roebuck & Co., 9.20% due 2/6/2012                  A3/A-            913,937

                                                                                                   1,802,619
ENERGY
850,000                  Amerenenergy Generating Co., 7.75% due 11/1/2005         A3/BBB+          891,107
350,000                  Anadarko Petroleum Inc., 6.75% due 3/15/2003             Baa1/BBB+        360,982
150,000                  Ashland Inc., 7.83% due 8/15/2005                        Baa2/BBB         158,524
700,000                  El Paso Corp., 7.00% due 5/15/2011                       Baa2/BBB         679,342
350,000                  EOG Resources, Inc., 6.50% due 9/15/2004                 Baa1/BBB+        358,516
1,250,000                Kinder Morgan Energy Partners, 8.00% due 3/15/2005       Baa1/A-          1,349,133
200,000                  Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007    A3/BBB+          204,182
750,000                  Noram Energy Corp., 6.375% due 11/1/2003                 Baa2/BBB+        752,922
90,000                   Northwest Pipeline Corp., 6.625% due 12/1/2007           Baa1/BBB+        87,474
800,000                  Occidental Petroleum Corp,, 5.875% due 1/15/2007         Baa2/BBB         794,790
252,526                  Oil Enterprises Ltd., 6.239% due 6/30/2008               Aaa/AAA          256,487
250,000                  Phillips Petroleum Co., 8.75% due 5/25/2010              A3/BBB+          285,355
900,000                  Phillips Petroleum Co., 9.375% due 2/15/2011             A3/BBB+          1,050,520
85,000                   Transocean Sedco Forex, 6.625% due 4/15/2011             Baa2/A-          82,653
415,000                  Transocean Sedco Forex Inc., 6.95% due 4/15/2008         Baa2/A-          420,205
200,000                  Union Oil Company California, 7.90% due 4/18/2008        Baa1/BBB+        214,667
600,000                  Williams Co., 6.625% due 11/15/2004                      Baa2/BBB         588,478

                                                                                                   8,535,337
FINANCIAL SERVICES
1,000,000                Beneficial Corp., 6.80% due 7/22/2005                    A2/A             1,023,431
75,000                   Dun & Bradstreet Corp., 6.625% due 3/15/2006             NR/BBB+          75,260
175,000                  General Electric Capital Corp., 7.27% due 11/27/2002     Aaa/AAA          180,410
2,900,000                General Electric Capital Corp., 5.00% due 2/15/2007      Aaa/AAA          2,825,563
400,000                  General Electric Capital Corp., 7.375% due 1/19/2010     Aaa/AAA          424,918
100,000                  Household Finance Corp, 5.90% due 5/15/2006              A2/A             97,790
400,000                  Household Finance Corp., 5.20% due 8/15/2005             A2/A             389,874
150,000                  Household Finance Corp., 7.20% due 7/15/2006             A2/A             154,066
400,000                  Household Finance Corp., 5.75% due 1/30/2007             A2/A             385,211
210,000                  Principal Financial Group Australia, 8.20% due           A1/A             227,331
                         8/15/2009

                                                                                                   5,783,854
FOOD & BEVERAGES
1,300,000                Anheuser Busch Cos Inc., 5.625% due 10/1/2010            A1/A+            1,257,849
200,000                  Coca Cola Co., 5.75% due 3/15/2011                       Aa3/A+           194,432
325,000                  Conagra Inc., 7.50% due 9/15/2005                        Baa1/BBB+        343,234
150,000                  Conagra Inc., 7.875% due 9/15/2010                       Baa1/BBB+        161,289
150,000                  Diageo Capital, 6.00% due 3/27/2003                      NA/NA            153,795
125,000                  Grand Metropolitan Investment Corp., 0% due 1/6/2004     A1/A+            115,150
1,000,000                Kellogg Co., 6.60% due 4/1/2011                          Baa2/BBB         1,005,954
400,000                  Wendys International Inc., 6.35% due 12/15/2005          Baa1/BBB+        406,295

                                                                                                   3,637,998
HOTELS & RESTAURANTS
180,000                  Hyatt Equities LLC, 9.25% due 5/15/2005                  Baa3/BBB         186,685

INDUSTRIALS
250,000                  Caterpillar Financial Services Corp., 6.40% due          A2/A+            256,542
                         2/15/2008
100,000                  Cooper Industrial  Inc., 5.88% due 2/20/2003             A2/A-            101,561
450,000                  Deere John Capital Corp., 5.125% due 10/19/2006          A3/A             427,260
800,000                  Emerson Electric Co., 5.75% due 11/1/2011                A2/A             758,401
400,000                  Energy East Corp., 7.75% due 11/15/2003                  Baa1/BBB         407,562
600,000                  Gatx Capital Corp., 6.875% due 11/1/2004                 Baa3/BBB         579,040
263,783                  General American Railcar Corp., 6.69% due 9/20/2016      Aaa/AAA          266,308
900,000                  Goodyear Tire & Rubber, 8.50% due 3/15/2007              Baa3/BB+         908,355
100,000                  Harsco Corp., 6.00% due 9/15/2003                        A3/A-            102,261
200,000                  Illinois Tool Works Inc., 5.75% due 3/1/2009             Aa3/AA-          197,100
2,000,000                Minnesota Mining & Manufacturing Co., 4.15% due          Aa1/AA           1,969,142
                         6/30/2005
410,000                  Parker Hannifin Corp., 5.65% due 9/15/2003               A2/A             419,640
1,000,000                Pentair Inc., 7.85% due 10/15/2009                       Baa3/BBB         975,352
900,000                  Pitney Bowes Inc., 5.875% due 5/1/2006                   Aa3/AA           911,400
875,000                  Rio Tinto Finance, 5.75% due 7/3/2006                    Aa3/AA-          877,458
260,000                  Textron Financial Corp., 5.95% due 3/15/2004             A3/A-            261,320
1,500,000                Valassis Communications, 6.625% due 1/15/2009            Baa3/BBB-        1,469,508
75,000                   Waste Management Inc., 7.70% due 10/1/2002               Ba1/BBB          76,256
350,000                  Waste Management Inc., 6.50% due 11/15/2008              Ba1/BBB          335,352
725,000                  Waste Management Inc., 6.875% due 5/15/2009              Ba1/BBB          704,054
500,000                  Waste Management Inc., 7.375% due 8/1/2010               Ba1/BBB          496,949
260,000                  WMX Technologies Inc., 7.00% due 5/15/2005               Ba1/BBB          263,292

                                                                                                   12,764,113
INSURANCE
800,000                  Aig Sunamerica Global Financing IX, 5.10% due            Aaa/AAA          781,726
                         1/17/2007
900,000                  Allstate Corp., 5.375% due 12/1/2006                     A1/A+            891,996
200,000                  AON Corp., 6.90% due 7/1/2004                            A3/A             208,405
855,000                  Manufacturers Life Insurance Co., 7.875% due 4/15/2005   A1/AA-           890,277
450,000                  Metlife Inc., 5.25% due 12/1/2006                        A1/A             441,310
800,000                  Old Republic International Corporation, 7.00% due        Aa3/A+           819,026
                         6/15/2007
800,000                  USF & G Corp., 7.125% due 6/1/2005                       A2/A-            839,294

                                                                                                   4,872,034
MEDIA - ENTERTAINMENT
750,000                  Aol Time Warner Inc., 6.75% due 4/15/2011                Baa1/BBB+        741,916
200,000                  Time Warner Inc., 8.05% due 1/15/2016                    Baa1/BBB+        205,314
125,000                  Tribune Co., 6.875% due 11/1/2006                        A2/NR            127,724

                                                                                                   1,074,954
PHARMACEUTICALS
500,000                  Bristol Myers Squibb Company, 4.75% due 10/1/2006        Aaa/AAA          487,818
1,850,000                Eli Lilly & Co., 5.50% due 7/15/2006                     Aa3/AA           1,865,427

                                                                                                   2,353,245
REAL ESTATE INVESTMENT
TRUSTS
259,094                  Fifty Seventh Street Associates L L C, 7.125% due        NA/A             246,269
                         6/1/2017
405,000                  Prime Property Funding II Inc., 7.00% due 8/15/2004      A2/A             415,548

                                                                                                   661,817
RENTAL AUTOMOTIVE
EQUIPMENT
100,000                  Hertz Corp., 7.00% due 7/15/2003                         Baa3/BBB-        100,330

RETAIL
500,000                  Costco Wholesale Corp., 5.50% due 3/15/2007              A2/A             498,556
150,000                  Dillards Inc., 7.375% due 6/1/2006                       Ba1/BB+          142,589
1,400,000                Duty Free International Inc., 7.00% due 1/15/2004        NR/NR            1,050,000
700,000                  Target Corp., 5.875% due 3/1/2012                        A2/A+            678,132
604,131                  Wal Mart Stores Inc, 8.57% due 1/2/2010                  Aa2/AA           674,331
900,000                  Wal Mart Stores Inc., 6.875% due 8/10/2009               Aa2/AA           958,083

                                                                                                   4,001,691
TELECOMMUNICATION
SERVICES
900,000                  Cingular Wireless LLC, 5.625% due 12/15/2006             A3/A+            876,655
50,000                   TCI Communicatios Inc., 8.00% due 8/1/2005               Baa2/BBB+        51,869
1,500,000                Verizon Wireles Capital LLC, 5.375% due 12/15/2006       A2/NA            1,439,923
500,000                  Worldcom Inc., 7.50% due 5/15/2011                       A3/BBB+          419,436

                                                                                                   2,787,883
UTILITIES
175,000                  Appalachian Power Co., 6.60% due 5/1/2009                Aaa/AAA          173,382
380,000                  Atlantic City Electric, 7.97% due 5/19/2004              A2/A-            382,616
200,000                  Central Louisiana Electric Company Inc., 6.55% due       A3/BBB+          204,643
                         5/19/2003
150,000                  Detroit Edison Company, 7.40% due 1/15/2003              Aaa/AAA          154,723
560,000                  DPL Inc., 8.25% due 3/1/2007                             Baa1/BBB         591,662
800,000                  Minnesota Power & Light Company, 7.00% due 2/15/2007     Baa1/A           826,763
200,000                  Northern Illinois Gas Co., 5.75% due 6/1/2003            Aa1/AA           205,222
100,000                  Pennsylvania Power & Light Co., 7.75% due 5/1/2002       Aaa/AAA          100,412
210,000                  Pennsylvania Power and Light Co., 6.55% due 3/1/2006     Aaa/AAA          215,744
175,000                  Philadelphia Electric Co., 6.625% due 3/1/2003           Aaa/AAA          179,375
                         (Insured: MBIA)
500,000                  PSI Energy Inc., 7.85% due 10/15/2007                    Baa1/BBB+        505,085
70,000                   Public Service Electric & Gas Co., 6.875% due 1/1/2003   Aaa/AAA          71,820
275,000                  Public Service Electric & Gas Co., 6.75% due 3/1/2006    Aaa/AAA          283,907
50,000                   Virginia Electric & Power Company First Refunding        Aaa/AAA          53,070
                         Mortgage, 8.00% due 3/1/2004
80,000                   Wisconsin Electric Power Co, 7.25% due 8/1/2004          Aa2/A            84,069
350,000                  Wisconsin Energy Corp., 5.50% due 12/1/2008              A2/A-            331,050
1,150,000                Wisconsin Public Service Corp., 6.125% due 8/1/2011      Aa1/AA-          1,108,455

                                                                                                   5,471,998
YANKEE
745,000                  Manitoba Province Canada, 6.125% due 1/19/2004           Aa3/AA-          772,647
715,000                  National Westminster Bank, 7.375% due 10/1/2009          Aa2/A+           763,067
500,000                  Nova Scotia Province Canada, 5.75% due 2/27/2012         A3/A-            481,358

                                                                                                   2,017,072

                         Total Corporate Bonds                                                     70,222,760

TAXABLE MUNICIPAL
BONDS - 21.80%
70,000                   Baltimore Economic Development Authority, 8.50% due      A3/A             71,298
                         8/1/2002 (Arcade LP Project)
370,000                  Burbank California Waste Disposal Revenue, 5.29% due     Aaa/AAA          360,809
                         5/1/2007
310,000                  Burbank California Waste Disposal Revenue, 5.48% due     Aaa/AAA          301,088
                         5/1/2008
1,025,000                Connecticut State Development Authority, 8.55% due       NR/NR            1,111,899
                         8/15/2005
900,000                  Denver City and County Special Facilities Taxable        Aaa/AAA          945,189
                         Refunding & Improvement Series B, 7.15% due 1/1/2008
500,000                  Duke University Revenue, 6.19% due 6/1/2004 (Duke        Aa3/AA           518,260
                         University Hospital Project A)
125,000                  Duquesne Pennsylvania General Obligation, 6.75% due      Aaa/AAA          128,341
                         12/15/2002 (Insured: MBIA)
130,000                  Duquesne Pennsylvania General Obligation, 6.95% due      Aaa/AAA          136,260
                         12/15/2003 (Insured: MBIA)
155,000                  Fairfax County Virginia Redevelopment and Housing        Aaa*/AAA*        155,781
                         Series A, 7.72% due 8/1/2009
320,000                  Georgia Municipal Electric Authority Power Revenue       A2/A             329,331
                         Taxable Series One, 7.00% due 1/1/2006
845,000                  Idaho Housing Multi Family Housing Revenue Series        A2/NR            909,254
                         94-B, 8.15% due 7/1/2004
80,000                   Illinois Housing Development Authority Taxable Multi     A1/A+            84,224
                         Family Pg Series 2, 7.85% due 3/1/2005
405,000                  King County Washington General Obligation, 7.55% due     Aa1/AA+          436,703
                         12/1/2005
1,000,000                Los Angeles County Pension Obligation, 8.30% due         Aaa/AAA          1,014,980
                         6/30/2002 (Insured: FSA)
1,715,000                Maricopa County Arizona Industrial Development, 9.00%    Baa3/NR          1,837,194
                         due 7/1/2006
575,000                  Maryland State Economic Development Corp., 7.25% due     NR/NR            599,397
                         6/1/2008 (Maryland Tech Development Center Project)
240,000                  Mckeesport Pennsylvania Taxable Series B, 6.60% due      Aaa/AAA          249,881
                         3/1/2006
90,000                   Miami Beach Housing Authority Revenue, 6.75% due         A3/NR            91,928
                         3/1/2003
70,000                   New Jersey Economic Development Authority Series B,      Aa3/AA           71,360
                         7.10% due 9/15/2002
720,000                  New Orleans Home Mortgage Authority Single Family        Aaa/AAA          210,434
                         Mortgage Revenue Refunding Series 1994-A, 0% due
                         10/1/2015 (Insured: MBIA)
3,500,000                New York Environmental Facilities, 5.85% due 3/15/2011   NR/AA-           3,383,975
1,600,000                Northwest Open Access Network Washington Revenue,        Aaa/AAA          1,606,768
                         6.18% due 12/1/2008
1,300,000                Ohio Petroleum Underground Storage, 6.75% due            Aaa/AAA          1,349,036
                         8/15/2008
880,000                  Pennsylvania Housing Finance Agency, 8.40% due           Aa2/AA+          918,262
                         4/1/2010
710,000                  Pima County Arizona Industrial Development Authority     Baa3/NR          706,478
                         E, 9.05% due 7/1/2008
250,000                  Pontiac Michigan Stadium Building Authority Revenue      Aaa/AAA          252,005
                         Taxable, 10.00% due 6/1/2004
165,000                  Richmond Virginia Metropolitan Authority Expressway      Aaa/AAA          167,581
                         Revenue Taxable Refunding Series C, 7.80% due
                         7/15/2002
2,240,000                Saint Louis Municipal Finance Corp. Firemans             Aaa/AAA          2,322,746
                         Retirement System, 6.35% due 8/1/2005
400,000                  South Dakota Building Authority Revenue, 7.00% due       Aaa/AAA          422,764
                         9/1/2005
150,000                  Syracuse New York Industrial Development Agency Series   Aaa*/AAA*        150,756
                         A, 7.72% due 8/1/2009
500,000                  Tennessee State Taxable Series B, 6.00% due 2/1/2013     Aa2/AA           477,720
245,000                  Texas Tech University Revenues, 6.00% due 8/15/2011      Aaa/AAA          238,314
1,000,000                University Illinois University Revenues, 6.35% due       Aaa/AAA          997,280
                         4/1/2011
225,000                  Utica New York Urban Renewal Agency Series A, 7.65%      Aaa*/AAA*        226,265
                         due 8/1/2008
1,000,000                Victor New York Taxable Tax Increment, 9.20% due         NR/NR            942,420
                         5/1/2014
505,000                  Virginia Housing Development Authority Taxable Rental    Aa1/AA+          534,351
                         Housing Series I, 7.30% due 2/1/2008
250,000                  Virginia Housing Development Multi Family Taxable        Aa1/AA+          261,367
                         Series A, 7.125% due 11/1/2003
1,500,000                West Valley City Utah Municipal Building Lease           Aa2/NR           1,588,455
                         Refunding Taxable, 7.67% due 5/1/2006

                         Total Taxable Municipal Bonds                                             26,110,154

FOREIGN SECURITIES -
1.10%
2,000,000                British Columbia Province, 9.00% due 6/21/2004           Aa2/AA-          1,367,497
                         (Canadian Dollars)

                         Total Foreign Securities                                                  1,367,497

COMMERCIAL PAPER -
0.50%
600,000                  CitiCorp., 1.78% due 4/3/2002                            A1/P1            599,941

                         Total Commercial Paper                                                    599,941

                         TOTAL INVESTMENTS  (100%) (Cost $119,584,540)                             $ 119,782,619


*                        Principal amount in U.S. Dollars unless otherwise
                         indicated, value is in U.S. Dollar.
+                        Credit ratings are unaudited.
See notes to financial
statements.

Index Comparisons

GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended March 31, 2002. On March 31, 2002, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.6 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Government Fund Class A Shares


Average Annual Total Returns (periods ending 3/31/02)(at max. offering price) A Shares
One Year:                          3.00%
Five Years:                        5.81%
Ten Years:                         5.79%
From Inception (11/16/87):         6.67%

Average Annual Total Returns (periods ending 3/31/02)
C Shares
One Year:                         4.24%
Five Years:                       5.72%
From Inception (9/1/94):          5.74%

Government Fund Class I Shares


Average Annual Total Returns  (periods ending 3/31/02)
(at max. offering price)
One year:                   5.04%
Five years:                 6.51%
Since inception (7/5/96):   6.53%


INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended March 31, 2002. On March 31, 2002, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 5.0 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Income Fund Class A Shares

Average Annual Total Returns (periods ending 3/31/02)(at max. offering price) A Shares
One Year:                            2.25%
Five Years:                          5.62%
From Inception (10/1/92):            5.92%

Average Annual Total Returns (periods ending 3/31/02)
C Shares
One Year:                           3.46%
Five Years:                         5.53%
From Inception (9/1/94):            5.95%


Income Fund Class I Shares

Average Annual Total Returns (periods ending 3/31/02)
(at max. offering price)
One year:                  4.12%
Five years:                6.26%
Since inception (7/5/96):  6.63%


Thornburg Limited Term U.S. Government Fund - Class A
Outperformed U.S. Government Money Market Index

Return from a hypothetical $10,000 Investment 3/31/92 to 3/31/02
(unaudited)

$10,000
$8,000
$6,000
$4,000
$2,000
$0

$5,285 Lipper U.S. Gov't Money Market Index

$7,552 Thornburg Limited Term U.S. Government Fund (after fund expenses)

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund.
Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Lipper US Government Money Market Index" for the months covered by this analysis. The return for Limited Term US Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.51 per share and the ending NAV of $12.43 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average. Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term US Government Fund invests in short-to-intermediate maturity US Government and agency obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of LTUSX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares. Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly.

Thornburg Limited Term Income Fund - Class A
Outperformed Lipper Money Market Index

Return from a hypothetical $10,000 Investment 3/31/97 to 3/31/02
(unaudited)

$4,000
$3,000
$2,000
$1,000
$0

$2,623 Lipper Taxable Money Market Index

$3,140 Thornburg Limited Term Income Fund (after fund expenses)

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund.
Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Lipper Money Market Index" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.39 per share and the ending NAV of $12.10 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average. Note 3:
Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Income Fund invests in short-to-intermediate maturity fixed income obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of THIFX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly.

Notes

March 31, 2002

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.